Other Assets (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2025 CNY (¥)
Other Assets [Line Items]
Intention deposit	¥ 125
Minimum [Member]
Other Assets [Line Items]
Acquire paid amount	44
Maximum [Member]
Other Assets [Line Items]
Acquire paid amount	¥ 75